N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
Entity Central Index Key	0001104304
Entity Investment Company Type	N-4
Document Period End Date	May 28, 2026
Amendment Flag	false
C000003362 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Relative Value Fund - Class A*	0.60%	10.47%	11.42%	10.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
*This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 years	10 years
Seeks long-term growth of capital	AB Variable Products Series Fund, Inc. Relative Value Fund - Class A*	0.60%	10.47%	11.42%	10.57%
	Adviser: AllianceBernstein L.P.
	Subadviser: N/A
*This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]
*This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

C000003362 [Member] | C000028862 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Relative Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: AllianceBernstein L.P.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%